Earnings Per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 15, 2010
BASIC EARNINGS PER SHARE
Income (loss) from continuing operations attributable to The AES Corporation common stockholders (Income)									$ 451	$ 476	$ 718
Income (loss) from continuing operations attributable to The AES Corporation common stockholders (Shares)									778,000,000	769,000,000	667,000,000
Income from continuing operations attributable to The AES Corporation common stockholders, net of tax	$ 0.12	$ (0.09)	$ 0.24	$ 0.30	$ 0.15	$ 0.04	$ 0.19	$ 0.25	$ 0.58	$ 0.62	$ 1.08
EFFECT OF DILUTIVE SECURITIES
Stock options (Shares)									2,000,000	2,000,000	1,000,000
Restricted stock units (Shares)									3,000,000	3,000,000	2,000,000
Restricted stock units (Per Share)									$ 0	$ 0	$ (0.01)
DILUTED EARNINGS PER SHARE (INCOME)									$ 451	$ 476	$ 718
DILUTED EARNINGS PER SHARE (SHARES)									783,000,000	774,000,000	670,000,000
Diluted Earnings Per Share	$ 0.12	$ (0.09)	$ 0.24	$ 0.30	$ 0.15	$ 0.04	$ 0.19	$ 0.25	$ 0.58	$ 0.62	$ 1.07
Shares Of Common Stock Sold Under Stock Purchase Agreement												125,468,788
Additional options outstanding that could potentially dilute EPS in the future									6,479,841	16,618,137	18,035,813